LEASES - Leases of lessee (Details) ₫ in Millions	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
Operating lease
Right-of-use assets - Operating lease	₫ 6,378,812	$ 262,935,367	₫ 7,081,509	[1]	$ 296,437,819	₫ 4,558,983
Total operating lease liabilities					286,925,417	4,025,234
Current operating lease liabilities	1,586,283	65,386,768	1,524,356	[1]	63,701,710	768,883
Non-current operating lease liabilities	₫ 4,834,657	$ 199,285,120	5,330,344	[1]	223,223,707	3,256,351
As previously reported
Operating lease
Right-of-use assets - Operating lease			7,074,785		296,437,819	4,558,983
Total operating lease liabilities			6,847,762		286,925,417
Current operating lease liabilities			1,520,305		63,701,710	768,883
Non-current operating lease liabilities			5,327,457		223,223,707	3,256,351
Related party
Operating lease
Total operating lease liabilities			1,098,369		46,022,333	689,846
Related party | As previously reported
Operating lease
Total operating lease liabilities			1,098,369
Related party | Vinhomes JSC
Operating lease
Total operating lease liabilities			36,133		1,513,995	41,517
Related party | VHIZ JSC
Operating lease
Total operating lease liabilities			480,290		20,124,445
Related party | Vincom Retail JSC
Operating lease
Total operating lease liabilities			251,927		10,555,895	237,939
Related party | Vincom Retail Operation LLC
Operating lease
Total operating lease liabilities			310,162		12,995,978	410,390
Related party | Others
Operating lease
Total operating lease liabilities			19,857		832,020
Nonrelated party
Operating lease
Total operating lease liabilities					$ 240,903,084	₫ 3,335,388
Nonrelated party | As previously reported
Operating lease
Total operating lease liabilities			₫ 5,749,393

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).